Business Combinations and Acquisitions of Non-Controlling Interests - Finalization of the Purchase Price Allocation of GVT (Details) - GVT € in Millions	Sep. 19, 2014 EUR (€)
Disclosure of detailed information about business combination [line items]
Gross cash consideration	€ 4,663
Percent of share capital transferred	0.12